Revenues (Disaggregation of Revenues) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	$ 1,246	$ 1,128	$ 3,215	$ 3,078	$ 4,031	$ 3,679	$ 3,492
Total revenues collected for pass-through expenses	346	310	1,012	902	1,212	1,085	1,019
Total operating revenues	1,592	1,438	4,227	3,980	5,243	4,764	4,511
Distribution Base Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	841	710	2,006	1,888	2,447	2,217	2,156
Transmission Base Revenues (TCOS Revenues) [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	364	369	1,126	1,101	1,472	1,358	1,249
Transmission Base Revenues (TCOS Revenues) [Member] | Third-Party Wholesale Customers [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	233	237	721	707	944	879	803
Transmission Base Revenues (TCOS Revenues) [Member] | REPS Serving Oncor Distribution Customers, Through TCRF [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	131	132	405	394	528	479	446
Other Miscellaneous Revenues [Member]
Disaggregation of Revenue [Line Items]
Total revenues contributing to earnings	41	49	83	89	112	104	87
TCRF - Third-party Wholesale Transmission Service [Member]
Disaggregation of Revenue [Line Items]
Total revenues collected for pass-through expenses	322	291	965	862	1,162	1,039	975
EECRF [Member]
Disaggregation of Revenue [Line Items]
Total revenues collected for pass-through expenses	$ 24	$ 19	$ 47	$ 40	$ 50	$ 46	$ 44